Share-based Compensation - Schedule of Stock Option Shares Activities (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	3,090,700		7,074,035
Options, Granted		5,144,600
Options,Expired	(150,000)	(57,505)
Options,Exercised	(186,560)	(3,925,830)
Options Outstanding, Ending Balance	7,898,740	3,090,700
Options Outstanding, Vested and expected to vest	7,897,801
Options Outstanding, Exercisable	2,405,415
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.8064		$ 0.5331
Granted, Weighted Average Exercise Price		$ 0.794
Expired, Weighted Average Exercise Price	1.4	0.32
Exercised, Weighted Average Exercise Price	0.33	0.3211
Outstanding, Weighted Average Exercise Price, Ending balance	0.7983	$ 0.8064
Vested and expected to vest, Weighted Average Exercise Price	0.7983
Exercisable, Weighted Average Exercise Price	$ 0.8755
Outstanding, Weighted Average Remaining Contractual Life	2 years 10 months 24 days	1 year 25 days	1 year 2 months 26 days
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 10 months 24 days
Exercisable, Weighted Average Remaining Contractual Life	2 months 4 days
Outstanding, Aggregate Intrinsic Value	$ 1,782	$ 836	$ 3,607
Vested and expected to vest, Aggregate Intrinsic Value	1,781
Exercisable, Aggregate Intrinsic Value	$ 598